UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06303

Nuveen Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Quality Income Municipal Fund, Inc. (NQU)
	January 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 152.5% (100.0% of Total Investments)

	MUNICIPAL BONDS – 152.5% (100.0% of Total Investments)

	Alaska – 2.0% (1.3% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
$ 3,975	5.000%, 6/01/32	4/16 at 100.00	B	$ 3,640,265
13,835	5.000%, 6/01/46	4/16 at 100.00	B	11,775,660
17,810	Total Alaska			15,415,925
	Arizona – 1.9% (1.2% of Total Investments)
1,190	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,241,551
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
630	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 – FGIC	No Opt. Call	Aa2 (4)	671,838
	Insured (ETM)
370	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	394,490
	FGIC Insured
7,780	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series	7/20 at 100.00	A+	8,736,784
	2010A, 5.000%, 7/01/40
2,350	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series	7/18 at 100.00	AA–	2,551,959
	2008A, 5.000%, 7/01/33
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	A3	1,112,350
	Company, Series 2010A, 5.250%, 10/01/40
13,320	Total Arizona			14,708,972
	Arkansas – 0.9% (0.6% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer
	Research Center Project, Series 2006:
2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa2	1,148,550
20,125	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	5,691,350
22,625	Total Arkansas			6,839,900
	California – 20.7% (13.6% of Total Investments)
12,550	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	AA	6,149,500
	Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	5,840,950
	2013S-4, 5.000%, 4/01/38
3,275	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B	3,299,956
	Angeles County Securitization Corporation, Series 2006A, 5.450%, 6/01/28
890	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	1,032,667
	Series 2013A, 5.000%, 7/01/37
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,581,179
	2010A, 5.750%, 7/01/40
	California State, General Obligation Bonds, Refunding Series 2005:
16,665	4.750%, 3/01/35 (Pre-refunded 3/01/16) – NPFG Insured	3/16 at 100.00	AA– (4)	16,732,993
8,335	4.750%, 3/01/35 (Pre-refunded 3/01/16) – NPFG Insured	3/16 at 100.00	Aaa	8,369,340
2,250	California State, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/28 –	2/17 at 100.00	AA–	2,335,995
	AMBAC Insured
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	AA–	16,846,720
	California State, General Obligation Bonds, Various Purpose Series 2010:
3,500	5.250%, 3/01/30	3/20 at 100.00	AA–	4,074,595
10,000	5.500%, 11/01/35	11/20 at 100.00	AA–	11,961,200
1,360	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	4/16 at 100.00	CCC	1,353,146
	Health System, Series 2005A, 5.250%, 7/01/30 (5)
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,992,148
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
3,400	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA	1,769,700
	Bonds, Election 2005 Series 2010C, 0.000%, 8/01/33 – AGM Insured
910	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/31 at 100.00	BBB–	734,962
	Refunding Series 2013A, 0.000%, 1/15/42
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
7,240	4.500%, 6/01/27	6/17 at 100.00	B+	7,261,792
13,090	5.000%, 6/01/33	6/17 at 100.00	B	12,227,500
1,500	5.125%, 6/01/47	6/17 at 100.00	B	1,341,150
6,020	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006G,	7/16 at 100.00	Aa2 (4)	6,141,724
	5.000%, 7/01/26 (Pre-refunded 7/01/16) – AMBAC Insured
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/17 at 100.00	Aa2	5,264,650
	Series 2007A, 4.500%, 1/01/28 – NPFG Insured
1,855	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	1,369,398
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	4,765,134
	2009B, 6.500%, 11/01/39
3,290	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA	3,377,251
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	5,406,300
	6.000%, 11/01/30
3,700	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election	No Opt. Call	AA–	2,803,601
	of 2004, Series 2007A, 0.000%, 8/01/25 – NPFG Insured
9,145	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A+	5,166,834
	Development Project, Series 1999, 0.000%, 8/01/30 – AMBAC Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	2,897,585
	Tender Option Bond Trust 2015-XF0098, 19.823%, 2/01/33 (IF)
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AA–	5,680,399
	Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
4,175	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	2,804,932
	2006C, 0.000%, 9/01/30 – NPFG Insured
4,325	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	2,129,717
	Election Series 2012G, 0.000%, 8/01/34 – AGM Insured
5,690	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	AA	1,592,062
	Series 2015, 0.000%, 8/01/42
4,495	Stockton-East Water District, California, Certificates of Participation, Refunding Series	4/16 at 100.00	AA–	2,160,477
	2002B, 0.000%, 4/01/28 – FGIC Insured
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
1,245	4.750%, 6/01/23	4/16 at 100.00	B+	1,245,199
1,500	5.500%, 6/01/45	4/16 at 100.00	B–	1,410,285
1,345	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	4/16 at 100.00	BBB	1,345,363
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A,
	4.750%, 6/01/25
181,025	Total California			163,466,404
	Colorado – 10.4% (6.8% of Total Investments)
3,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	A+	3,390,234
	Series 2006A, 4.500%, 9/01/38
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	A+	3,284,970
	Series 2011A, 5.000%, 2/01/41
4,890	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	5,509,514
	Series 2013A, 5.250%, 1/01/45
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA	1,090,700
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
11,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	13,124,439
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	1,565,280
	Association, Series 2007, 5.250%, 5/15/42
3,225	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	3,660,601
	5.000%, 11/15/43
11,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	BBB+	4,317,885
	2010A, 0.000%, 9/01/41
6,525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AA–	4,832,937
	9/01/26 – NPFG Insured
43,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AA–	23,136,580
	9/01/33 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
1,150	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AA–	777,688
7,000	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	AA–	3,596,390
660	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/25 at 100.00	BBB	743,530
	Bonds, Refunding Series 2015A, 5.000%, 12/01/45
1,180	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	1,356,882
	5.375%, 6/01/31
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
6,500	6.500%, 1/15/30	7/20 at 100.00	A–	7,567,105
3,750	6.000%, 1/15/41	7/20 at 100.00	A–	4,233,450
110,260	Total Colorado			82,188,185
	Connecticut – 0.8% (0.5% of Total Investments)
6,460	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	6,580,544
	Series 2007Z-1, 5.000%, 7/01/42
	Florida – 5.1% (3.3% of Total Investments)
450	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital	No Opt. Call	AA–	469,224
	and Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured
4,000	Broward County, Florida, Professional Sports Facilities Tax and Revenue Bonds, Broward County	No Opt. Call	AA	4,095,720
	Civic Arena Project, Refunding Series 2006A, 5.000%, 9/01/28 – AMBAC Insured
190	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/25 at 100.00	N/R	192,816
	Charter School Income Projects, Series 2015A, 6.125%, 6/15/46
3,795	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	4,364,364
	Subordinate Lien Series 2015B, 5.000%, 10/01/35
4,190	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic	2/24 at 100.00	AA	4,737,884
	Convention Village, Series 2015A, 5.000%, 2/01/40 – AGM Insured
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	1,162,460
	Series 2014B, 5.000%, 10/01/37
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	2,856,175
	2010A-1, 5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	2,789,400
	5.000%, 10/01/30
2,900	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012,	7/22 at 100.00	AA	3,322,356
	5.000%, 7/01/42 – AGM Insured
7,200	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B,	No Opt. Call	AA	7,434,864
	5.250%, 10/01/16 – AGM Insured
5,000	Orlando, Florida, Contract Tourist Development Tax Payments Revenue Bonds, Series 2014A,	5/24 at 100.00	AA+	5,694,850
	5.000%, 11/01/44
2,690	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	2,837,035
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
36,415	Total Florida			39,957,148
	Georgia – 3.2% (2.1% of Total Investments)
3,060	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/31	5/25 at 100.00	AA–	3,708,200
4,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates,	4/23 at 100.00	Aa3	4,669,880
	Refunding Series 2012, 5.000%, 4/01/28
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB–	1,390,050
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
5,000	5.250%, 2/15/37	2/20 at 100.00	AA–	5,568,550
4,050	5.125%, 2/15/40	2/20 at 100.00	AA–	4,456,499
5,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA	5,577,100
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
22,360	Total Georgia			25,370,279
	Illinois – 13.6% (8.9% of Total Investments)
3,075	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System	4/16 at 100.00	AA– (4)	3,100,031
	Revenue Bonds, Series 2006A, 5.000%, 4/01/36 (Pre-refunded 4/01/16) – NPFG Insured
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	B+	1,119,420
	2011A, 5.000%, 12/01/41
1,315	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	620,601
	Revenues, Series 1998B-1, 0.000%, 12/01/30 – NPFG Insured
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	1,203,851
	5.250%, 12/01/40
2,180	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/23 at 100.00	A	2,588,379
	Refunding Series 2013B, 5.000%, 1/01/26
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
1,500	0.000%, 1/01/31 – NPFG Insured	No Opt. Call	AA–	713,175
32,670	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	AA–	14,732,210
12,360	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	AA–	4,244,053
7,750	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	4/16 at 100.00	AA	7,758,370
3,500	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds,	12/16 at 72.44	AAA	2,514,750
	Series 2007B, 0.000%, 12/01/23
115	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont	12/25 at 100.00	N/R	115,672
	School Project, Series 2015A, 6.000%, 12/01/45
2,500	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	2,416,300
	Corporation Project, Series 2010, 6.500%, 10/15/40
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A,	8/18 at 100.00	AA	2,148,880
	5.250%, 8/15/47 – AGC Insured (UB)
1,340	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A	1,430,651
	5.500%, 2/01/40 – AMBAC Insured
2,500	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	2,669,275
	5.625%, 1/01/37
1,725	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa1	1,737,713
4,300	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	AA–	4,756,058
1,630	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013,	8/22 at 100.00	AA+	1,831,647
	5.000%, 8/15/37
2,500	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,028,200
5,000	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B,	5/18 at 100.00	AA	5,392,750
	5.000%, 5/15/24 – AGM Insured
495	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	547,812
	Refunding Series 2015C, 5.000%, 8/15/44
5,725	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	N/R (4)	6,946,200
	2009, 7.000%, 8/15/44 (Pre-refunded 8/15/19)
4,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	5,079,105
	2011C, 5.500%, 8/15/41 (UB) (6)
4,075	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	4,164,161
	Refunding Series 2007A, 5.250%, 5/01/34
5,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	5,677,650
	5.000%, 1/01/35
2,890	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	No Opt. Call	BBB+	474,654
	Series 2015A, 0.000%, 12/15/52
2,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	BBB+	2,426,859
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
8,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	5,462,275
	Project, Series 1994B, 0.000%, 6/15/28 – NPFG Insured
762	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	AA	762,991
	3/01/30 – RAAI Insured
2,600	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	3,596,788
	Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured
3,330	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation	No Opt. Call	AA–	2,793,304
	Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/22 – NPFG Insured
6,390	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Capital	No Opt. Call	Aa3	4,985,414
	Appreciation School Series 2004D, 0.000%, 11/01/24 – AGM Insured
137,382	Total Illinois			107,039,199
	Indiana – 5.9% (3.9% of Total Investments)
2,640	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	AA+	2,228,952
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
2,005	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage	1/17 at 100.00	AA+ (4)	2,092,117
	Bonds, Series 2006A, 5.000%, 7/15/26 (Pre-refunded 1/15/17) – AGM Insured
15,000	Indiana Finance Authority, Health System Revenue Bonds, Franciscan Alliance, Inc. Obligated	11/25 at 100.00	AA	14,894,550
	Group, Series 2016A, 4.000%, 11/01/51 (WI/DD, Settling 2/04/16)
4,080	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group,	6/25 at 100.00	AA	4,697,100
	Refunding 2015A, 5.000%, 12/01/40
4,100	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB+	4,429,230
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
2,400	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	2,614,800
	Series 2014, 5.000%, 9/01/46 (Alternative Minimum Tax)
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	3,060,585
	2011B, 5.000%, 10/01/41
2,250	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint	5/18 at 100.00	Aa3	2,388,870
	Francis Health Services Inc., Series 2006E, 5.250%, 5/15/41 – AGM Insured
2,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42	1/17 at 100.00	AA– (4)	2,602,300
	(Pre-refunded 1/01/17) – NPFG Insured
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	7,791,200
	AMBAC Insured
47,725	Total Indiana			46,799,704
	Iowa – 2.9% (1.9% of Total Investments)
11,570	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	12,126,286
	Project, Series 2013, 5.000%, 12/01/19
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
4,000	5.375%, 6/01/38	4/16 at 100.00	B+	3,886,240
7,000	5.625%, 6/01/46	4/16 at 100.00	B+	6,999,300
22,570	Total Iowa			23,011,826
	Kansas – 0.0% (0.0% of Total Investments)
450	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	337,919
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Kentucky – 1.0% (0.7% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	6,944,739
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,089,550
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
7,015	Total Kentucky			8,034,289
	Louisiana – 3.3% (2.2% of Total Investments)
10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	No Opt. Call	AA	11,908,700
	Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured (UB)
6,520	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	6,815,747
	Series 2007A, 5.500%, 5/15/47
2,480	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (4)	2,638,224
	Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)
5,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 5.000%, 5/01/41	5/16 at 100.00	Aa1 (4)	5,060,650
	(Pre-refunded 5/01/16) – AGM Insured
24,000	Total Louisiana			26,423,321
	Maine – 0.2% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,197,693
	Center, Series 2011, 6.750%, 7/01/41
	Maryland – 0.8% (0.5% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	2,921,100
	Healthcare, Series 2011A, 6.000%, 1/01/26
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/22 at 100.00	A2	3,339,720
	Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43
5,500	Total Maryland			6,260,820
	Massachusetts – 2.9% (1.9% of Total Investments)
3,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	3,508,313
	Refunding Senior Lien Series 2010B, 5.000%, 1/01/37
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	531,260
	Series 2008E-1 &2, 5.125%, 7/01/38
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	10,486,665
	Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB)
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,577,426
	University Issue, Series 2009A, 5.750%, 7/01/39
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	5,299,176
	2013A, 5.000%, 5/15/43
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate	4/16 at 100.00	AAA	426,925
	Series 1999A, 5.750%, 8/01/29
18,315	Total Massachusetts			22,829,765
	Michigan – 7.2% (4.7% of Total Investments)
2,150	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	2,327,569
	7/01/36 – BHAC Insured
2,050	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	2,233,393
	7/01/31 – BHAC Insured
3,920	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2003D,	7/16 at 100.00	AA–	3,957,122
	5.000%, 7/01/28 – NPFG Insured
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	2,182,060
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
10,000	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding	6/26 at 100.00	AA	11,535,400
	Series 2016 MI, 5.000%, 12/01/45
2,950	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015,	6/22 at 100.00	AA	3,396,572
	5.000%, 12/01/33
1,300	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012A,	No Opt. Call	AAA	1,326,546
	5.000%, 7/01/16
2,500	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	2,550,825
	5.000%, 7/01/22
3,770	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D,	4/22 at 100.00	AA	3,853,582
	3.650%, 10/01/32
9,375	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Refunding	10/25 at 100.00	Aa2	11,464,594
	Series 2015-I, 5.000%, 4/15/29
5,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	6,340,235
	Refunding Series 2009, 5.625%, 11/15/29
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	3,125,122
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,368,903
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
950	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/25 at 100.00	A	1,071,923
	Airport, Series 2015D, 5.000%, 12/01/40
50,665	Total Michigan			56,733,846
	Minnesota – 1.1% (0.7% of Total Investments)
3,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	Aaa	4,510,562
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series
	1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
4,250	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital	5/17 at 100.00	Baa1	4,412,733
	Corporation, Series 2007, 5.250%, 5/01/37
7,905	Total Minnesota			8,923,295
	Missouri – 4.0% (2.6% of Total Investments)
890	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	982,088
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	10,248,900
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
8,315	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	9,279,873
	CoxHealth, Series 2013A, 5.000%, 11/15/48
660	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 4.500%, 12/15/24 – NPFG Insured	12/16 at 100.00	AA–	681,437
1,710	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 4.500%, 12/15/24	12/16 at 100.00	AA– (4)	1,771,389
	(Pre-refunded 12/15/16)
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	N/R	8,741,979
	Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured
41,925	Total Missouri			31,705,666
	Nebraska – 0.1% (0.1% of Total Investments)
1,090	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	1,137,132
	Methodist Health System, Refunding Series 2015, 4.125%, 11/01/36
	Nevada – 3.9% (2.5% of Total Investments)
4,500	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Revenue Bonds, Improvement & Refunding	7/19 at 100.00	AA–	5,095,395
	Series 2010B, 5.000%, 7/01/28
14,515	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	16,315,005
	International Airport, Series 2010A, 5.250%, 7/01/42
2,125	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B,	6/22 at 100.00	AA+	2,448,021
	5.000%, 6/01/42
2,280	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006,	10/16 at 100.00	AA–	2,299,312
	5.000%, 10/01/25 – NPFG Insured
2,500	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Trust 2634, 19.132%,	7/17 at 100.00	AA+	2,993,700
	7/01/31 – BHAC Insured (IF) (6)
1,100	Washoe County, Nevada, Highway Revenue, Motor Vehicle Fuel Tax Bonds, Series 2013,	2/19 at 100.00	A+	1,208,460
	5.000%, 2/01/38
27,020	Total Nevada			30,359,893
	New Hampshire – 0.7% (0.5% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	5,567,800
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 7.0% (4.6% of Total Investments)
1,965	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	2,214,260
	Replacement Project, Series 2013, 5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)
	New Jersey Economic Development Authority, School Facilities Construction Bonds,
	Series 2005N-1:
6,835	5.500%, 9/01/24 – AMBAC Insured	No Opt. Call	A–	7,967,970
5,000	5.500%, 9/01/28 – NPFG Insured	No Opt. Call	A–	6,079,300
2,335	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A–	2,592,924
	Bonds, Series 2012K-K, 5.000%, 3/01/23
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	658,872
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,556,985
	University Hospital, Series 2007, 5.750%, 7/01/37
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 37.38	A–	3,606,300
	Care System, Refunding Series 2006B, 0.000%, 7/01/36
535	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital	7/25 at 100.00	AA	603,270
	Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	AA	9,372,400
	2006C, 0.000%, 12/15/33 – AGM Insured
3,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	No Opt. Call	A–	3,137,820
	5.000%, 6/15/42
10,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA,	6/23 at 100.00	A–	10,483,200
	5.000%, 6/15/44
1,295	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA,	6/25 at 100.00	A–	1,400,491
	5.250%, 6/15/41
1,135	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	Aa3	1,296,272
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	4,198,850
	Series 2007-1A, 4.750%, 6/01/34
69,200	Total New Jersey			55,168,914
	New York – 7.6% (5.0% of Total Investments)
810	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine,	9/25 at 100.00	N/R	876,355
	Inc., Series 2015, 5.500%, 9/01/45
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AA–	2,677,365
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	AA–	5,285,880
	College, Series 2007, 5.000%, 7/01/46
4,750	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	No Opt. Call	AAA	4,779,498
	Purpose Series 2012B, 5.000%, 3/15/16
2,400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,745,432
	2011A, 5.250%, 2/15/47
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
2,185	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	2,270,062
2,845	4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	AA–	2,935,016
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series	11/16 at 100.00	AA	13,811,072
	2006B, 4.500%, 11/15/32 – AGM Insured (UB)
240	New York City Industrial Development Agency, New York, American Airlines-JFK International	2/16 at 100.00	N/R	247,610
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
10	5.000%, 8/01/17	4/16 at 100.00	AA	10,042
75	5.750%, 8/01/18	4/16 at 100.00	AA	75,363
7,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	No Opt. Call	AA	7,671,790
	State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	BBB	9,872,172
3,155	6.000%, 12/01/36	12/20 at 100.00	BBB	3,702,361
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/25 at 100.00	AA–	2,901,725
	Series 2015A, 5.000%, 11/15/50
55,375	Total New York			59,861,743
	North Carolina – 1.8% (1.2% of Total Investments)
3,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	3,144,510
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	5,769,450
	WakeMed, Series 2012A, 5.000%, 10/01/27
	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s
	Health System, Series 2007:
1,495	4.500%, 10/01/31 (Pre-refunded 10/01/17) (UB)	10/17 at 100.00	N/R (4)	1,592,758
2,505	4.500%, 10/01/31 (UB)	10/17 at 100.00	AA–	2,621,382
1,255	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	1,399,902
	Health System, Series 2009A, 5.000%, 6/01/39
13,255	Total North Carolina			14,528,002
	North Dakota – 1.4% (0.9% of Total Investments)
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated
	Group, Series 2012:
7,000	5.000%, 12/01/29	12/21 at 100.00	A–	7,846,020
3,000	5.000%, 12/01/32	12/21 at 100.00	A–	3,311,460
10,000	Total North Dakota			11,157,480
	Ohio – 6.8% (4.5% of Total Investments)
9,405	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (4)	10,275,151
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
595	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	A1	639,863
	2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,055	5.125%, 6/01/24	6/17 at 100.00	B–	967,108
2,925	5.875%, 6/01/30	6/17 at 100.00	B–	2,638,175
5,040	5.750%, 6/01/34	6/17 at 100.00	B–	4,467,406
2,715	6.000%, 6/01/42	6/17 at 100.00	B	2,434,948
5,950	5.875%, 6/01/47	6/17 at 100.00	B	5,270,867
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	9,304,600
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding	12/16 at 100.00	AA+	10,237,000
	Series 2006, 4.250%, 12/01/32 – AGM Insured
2,885	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	3,490,475
	2011A, 6.000%, 11/15/41
3,685	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	4,153,843
	2013A-1, 5.000%, 2/15/48
54,255	Total Ohio			53,879,436
	Oklahoma – 2.0% (1.3% of Total Investments)
1,400	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,651,762
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A+	4,012,365
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA– (4)	1,863,270
	Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)
5,840	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA	6,049,130
	5.000%, 2/15/42
200	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	N/R (4)	209,402
	5.000%, 2/15/42 (Pre-refunded 2/15/17)
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	AA–	2,019,580
	1/01/47 – FGIC Insured
14,615	Total Oklahoma			15,805,509
	Pennsylvania – 2.8% (1.8% of Total Investments)
2,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	4/16 at 100.00	Aa3	2,244,680
	Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39
7,970	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA (4)	9,463,737
	Bonds, New Regional Medical Center Project, Series 2010, 5.250%, 8/01/33 (Pre-refunded 8/01/20)
2,250	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	9/25 at 100.00	B+	2,380,815
	Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,513,440
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	6,301,850
	6/01/33 – AGM Insured
18,720	Total Pennsylvania			21,904,522
	Puerto Rico – 1.6% (1.1% of Total Investments)
590	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%,	4/16 at 100.00	AA–	578,955
	7/01/29 – NPFG Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Caa3	5,343,500
86,250	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Caa3	6,749,925
136,840	Total Puerto Rico			12,672,380
	South Carolina – 3.1% (2.0% of Total Investments)
2,850	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2011A,	2/21 at 100.00	Aa1	3,263,735
	5.000%, 2/01/41
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	4,465,836
	0.000%, 1/01/31 – AMBAC Insured
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &
	Improvement Series 2015A:
5,000	5.000%, 12/01/50	6/25 at 100.00	AA–	5,563,350
6,000	5.000%, 12/01/55	6/25 at 100.00	AA–	6,696,240
3,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A,	10/19 at 100.00	A1	4,267,362
	5.250%, 10/01/40
25,250	Total South Carolina			24,256,523
	South Dakota – 0.1% (0.1% of Total Investments)
910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	1,035,243
	Series 2015, 5.000%, 11/01/45
	Tennessee – 0.3% (0.2% of Total Investments)
2,350	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger	10/24 at 100.00	BBB+	2,636,818
	Health System, Refunding Series 2014A, 5.000%, 10/01/39
	Texas – 16.5% (10.8% of Total Investments)
5,560	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	5,787,126
	Series 2008, 5.000%, 2/15/38
2,500	Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage	12/25 at 100.00	BB	2,624,725
	Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/01/45
475	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	486,899
	Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45
840	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	860,084
	Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40
1,500	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB+	1,713,975
	5.750%, 1/01/31
630	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	711,755
	5.000%, 1/01/45
2,770	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2012D,	No Opt. Call	A+	3,053,039
	5.000%, 11/01/38 (Alternative Minimum Tax)
20,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	22,846,200
	Series 2013B, 5.250%, 10/01/51
2,320	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	2,679,043
	Methodist Hospital System, Series 2015, 5.000%, 12/01/45
6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding	11/31 at 44.13	AA	1,358,100
	Senior Lien Series 2014A, 0.000%, 11/15/48
1,500	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	A2	1,784,100
	2014A, 5.000%, 11/15/28
15,995	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 55.69	AA–	6,082,739
	0.000%, 11/15/34 – NPFG Insured
4,200	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2007B, 5.000%,	7/17 at 100.00	AA–	4,440,240
	7/01/25 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA	3,020,971
4,865	0.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	3,383,462
4,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2015,	9/24 at 100.00	A2	5,313,852
	5.000%, 9/01/40
940	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	8/25 at 100.00	A	1,079,449
	Memorial Hospital Project, Series 2015, 5.000%, 8/15/30
3,275	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/25 at 100.00	AAA	3,901,966
	Bonds, Refunding Series 2015A, 5.000%, 8/15/38
4,000	Midway Independent School District, McLennan County, Texas, Unlimited Tax School Building and	No Opt. Call	Aaa	3,991,680
	Refunding Bonds, Series 2000, 0.000%, 8/15/16
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/21 at 100.00	AA+	3,556,050
	5.500%, 9/01/41 (UB) (6)
6,155	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A1	6,997,435
	5.000%, 1/01/40
4,900	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	5,758,480
	5.000%, 1/01/32
1,280	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 1992, 5.000%,	No Opt. Call	AA+ (4)	1,299,802
	2/01/17 (ETM)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA	4,879,525
	Texas Health Resources Tender Option Bond Trust 1197, 9.323%, 5/15/39 (IF) (6)
2,675	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,122,822
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
215	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	N/R (4)	256,480
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45 (Pre-refunded 8/15/20)
3,565	Texas A&M University, Permanent University Fund Bonds, Refunding Series 2006, 5.000%, 7/01/36	7/16 at 100.00	AAA	3,636,799
	(Pre-refunded 7/01/16)
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
3,635	5.000%, 12/15/22	No Opt. Call	A3	4,332,375
2,500	5.000%, 12/15/26	No Opt. Call	A3	2,909,775
1,820	5.000%, 12/15/32	No Opt. Call	A3	2,055,490
3,150	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	3,474,545
	Refunding Series 2012A, 5.000%, 8/15/41
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier
	Refunding Series 2015C:
5,000	5.000%, 8/15/37	8/24 at 100.00	BBB+	5,656,150
1,500	5.000%, 8/15/42	8/24 at 100.00	BBB+	1,673,115
4,400	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	3,395,964
	2002A, 0.000%, 8/15/25 – AMBAC Insured
1,670	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Baa3	1,878,884
	Project, Series 2011, 6.000%, 11/01/41
136,055	Total Texas			130,003,096
	Utah – 0.2% (0.2% of Total Investments)
1,840	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds,	8/16 at 100.00	AA–	1,878,180
	Series 2006A., 4.500%, 8/01/24 – FGIC Insured
	Virginia – 4.2% (2.7% of Total Investments)
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	11,065,100
	Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44
11,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	AA	13,641,320
	Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
2,310	Northern Virginia Transportation Authority, Virginia, Special Tax Revenue Bonds, Series 2014,	No Opt. Call	AA+	2,339,961
	4.000%, 6/01/16
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
820	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	950,249
4,310	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	4,801,814
28,440	Total Virginia			32,798,444
	Washington – 2.1% (1.4% of Total Investments)
2,765	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 3, Refunding Series	No Opt. Call	Aa1	2,820,853
	2010A, 5.000%, 7/01/16
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	4,217,738
	Services Project, Series 2009, 5.500%, 6/01/39 (UB) (6)
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	4,257,527
	Center, Series 2011A, 5.625%, 1/01/35
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA–	5,056,300
	Services, Series 2006A, 4.625%, 10/01/34 – NPFG Insured (UB) (6)
15,295	Total Washington			16,352,418
	West Virginia – 0.3% (0.2% of Total Investments)
2,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	2,307,846
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 1.3% (0.9% of Total Investments)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/23 at 100.00	A2	2,841,200
	Inc., Series 2013A, 5.125%, 4/15/31
3,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	4,174,588
	Series 2011A, 5.250%, 10/15/39
1,485	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,641,564
	Series 2012B, 5.000%, 2/15/40
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	1,648,770
	Series 2012, 5.000%, 6/01/39
9,155	Total Wisconsin			10,306,122
	Wyoming – 0.8% (0.5% of Total Investments)
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	2,312,615
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
4,000	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A,	1/18 at 100.00	A2	4,298,880
	5.375%, 1/01/42
6,035	Total Wyoming			6,611,495
$ 1,407,477	Total Municipal Bonds (cost $1,078,188,980)			1,204,053,696

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 73	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 2,171
19	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	577
$ 92	Total Corporate Bonds (cost $8,208)				2,748
	Total Long-Term Investments (cost $1,078,197,188)				1,204,056,444
	Floating Rate Obligations – (4.3)%				(33,660,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.8)% (9)				(385,400,000)
	Other Assets Less Liabilities – 0.6%				4,328,697
	Net Assets Applicable to Common Shares – 100%				$ 789,325,141

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,204,053,696	$ —	$1,204,053,696
Corporate Bonds	—	—	2,748	2,748
Total	$ —	$1,204,053,696	$2,748	$1,204,056,444

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $1,049,876,786.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$ 137,137,550
Depreciation	(16,614,048)
Net unrealized appreciation (depreciation) of investments	$ 120,523,502

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	On January 1, 2016, the Fund's Adviser determined it was likely that this borrower would fulfill a portion of its obligation on this security, and therefore increased the security's interest rate of accrual from 5.000% to 5.500%.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income for either senior interest corporate bond.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.0%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Income Municipal Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2016